Additional Information About the Consolidated Statement of Comprehensive Income - Schedule of Depreciation and Amortization Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Comprehensive income [abstract]
Research and development costs	€ 595	€ 707	€ 689
General administrative costs	109	142	127
Cost of sales	15	17	9
Sales and marketing	34	18	6
Depreciation and amortization expense	754	884	831
Wages and salaries	14,252	11,349	5,753
Social security charges	1,973	1,627	908
Costs for pension schemes	191	66	33
Total	€ 16,416	€ 13,042	€ 6,694